Feb. 28, 2022
EIP Growth and Income Fund
EIP Growth and Income Fund
Investment Objective
The EIP Growth and Income Fund (the “Fund”) seeks to provide a high level of total shareholder return that is balanced between current income and growth.
As a secondary objective, the Fund seeks low volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class		Class I
Management Fee		1.00%		1.00%
Distribution (12b-1) Fees		0.25%		None
Administrative Services Plan Fee		0.15%		None
Total Other Expenses		0.51%		0.55%
Interest Expense	0.08%		0.12%
Other Expenses	0.43%		0.43%
Total Annual Fund Operating Expenses		1.91%		1.55%
Fee Waivers and Expense Reimbursements[1]		-0.18%		-0.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.73%		1.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Investor Class	$176	$583	$1,015	$2,218
Class I	$139	$472	$828	$1,830

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect Fund performance. For the fiscal year ended October 31, 2021 the Fund’s portfolio turnover rate, excluding securities sold short transactions, was 80% of the average value of its portfolio; including securities sold short, was 94% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out as dividends or distributions a portion of income or distributable cash flow in excess of the average for listed equities as a whole (“High Payout Energy Companies”), including: (1) U.S. and Canadian natural gas and electric utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates, (5) U.S. and Canadian energy yield corporations (“YieldCos”), and (6) other energy-related corporations with similar dividend policies similar to those of High Payout Energy Companies in (3) and (4) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources including renewable energy and other enterprises that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.
The Fund may achieve a portion of its exposure to Energy Companies by entering into swap agreements with respect to securities of Energy Companies. Leverage may be achieved through the use of swap contracts. The Fund typically uses leverage for any purpose consistent with its investment objective, including providing additional flexibility in portfolio construction, cash management and in an attempt to enhance returns.
In managing the Fund’s portfolio, the Fund’s manager, Energy Income Partners, LLC (the “Manager”), seeks to identify Energy Companies in non-cyclical segments of the Energy Industry that offer the potential for an attractive balance of income and growth. The Manager focuses on steady fee-for-service businesses, such as pipelines, storage facilities and terminals (“Energy Infrastructure”) as well as other segments where long-term contacts provide a similar level of earnings stability. These businesses receive fees and tariffs, which are generally not directly related to commodity prices and therefore tend to be less cyclical. The Manager typically seeks to limit the Fund’s exposure to Energy Companies that derive a significant portion of their revenues from more cyclical businesses, such as energy exploration, development and production, where revenues tend to be driven by commodity prices.
Principal Risks
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
•Energy Industry Risk. The Fund concentrates its investments in the Energy Industry and, therefore, is more susceptible to risks that affect that industry than a fund that is more broadly diversified over several industries or sectors. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Energy Companies are typically highly dependent on energy prices, which can be extremely volatile. Energy Infrastructure companies can further be exposed to counterparty credit risk as some customers are oil and gas producers that may become financially distressed and unable to perform under, or may seek to reject contracts for the gathering, processing, storage and pipeline transportation of oil, refined products, natural gas, and natural gas liquids. Energy Companies can be affected by supply and demand for oil and natural gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for energy products and services in general, as well as negative developments in world markets, would be likely to adversely impact the Fund’s value. The supply of energy and the profitability of Energy Companies can be significantly affected by extreme weather, by natural disasters, and by depletion of underlying oil and gas reserves. Energy Companies are subject to substantial government regulation and changes in government regulations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and methodology of determining prices that Energy Companies may charge for their products and services. Such changes can adversely affect the profitability of Energy Companies. Costs of compliance or remediation of environmental damages incurred by Energy Companies may not be recoverable and may increase over time if stricter environmental laws are enacted. Those energy companies involved in renewable technologies or employing technologies for renewable energy may not be successful in their deployment of or use of renewable technologies. In addition, such companies may not be as successful as those companies that use or deploy fossil fuels.
•MLP and I-Share Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Some amounts received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital to Fund shareholders for federal income tax purposes. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from the MLP. Most MLPs do not pay U.S. federal income tax at the partnership level, but an adverse change in tax laws could result in MLPs being treated as corporations for federal income tax purposes which could either reduce or eliminate distributions paid by the MLPs to the Fund. I-Shares represent an ownership interest in a limited liability company that owns a special class of MLP securities, known as i-units, issued by the MLP to the limited liability company. The i-units represent a class of equity securities of the MLP that are not entitled to receive cash distributions, except upon liquidation of the MLP, but are entitled to receive additional i-units on each cash distribution to holders of the MLP common units. I-Shares are generally subject to the same risks as MLP common units.
•Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the novel coronavirus (COVID-19) global pandemic and efforts to contain it have negatively affected, and may continue to negatively affect, the Energy Industry.
•Management Risk. The Fund’s portfolio is actively managed and is thus subject to management risk. The Manager will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s efforts to reduce the Fund’s volatility may not be successful and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.
•Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
•Foreign Currency Risk. The Fund’s portfolio typically includes investments that are denominated in foreign currencies, and the Fund may hold investments designed to provide exposure to foreign currencies. Fluctuations in currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments.
•Small- and Mid-Size Companies Risk. Energy Companies in which the Fund invests may have market-capitalizations of less than $1 billion. Investing in the securities of small- or mid-cap companies presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Companies with small- and mid-capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
•Derivatives Risk. The Fund’s use of derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund.
•Leverage Risk. The Fund’s use of leverage through the use of swaps may cause the Fund’s returns to be more volatile. The use of leverage typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund.
•Tax Risk. The Fund’s ability to make investments in MLPs and other entities treated as “pass-through” vehicles for U.S. federal income tax purposes is limited by the Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. If the Fund were to fail to qualify as a regulated investment company in any taxable year and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all Fund distributions from earnings and profits would be taxable to shareholders as dividend income.
Performance
The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment. The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of two style specific indices and to a broad-based securities market index. Past performance is not necessarily an indication of future results. Updated performance information is available by calling the Fund’s transfer agent toll-free at 1-844-766-8694 or by visiting the Fund’s website at www.eipfunds.com.
Calendar year total returns for Class I shares

During the period of time shown in the bar chart, the Fund’s highest quarterly return and lowest quarterly return was:

Best calendar quarter:	16.47%	Q1 2013

Worst calendar quarter:	(29.78)%	Q1 2020

Average annual total returns for the Fund for periods ended December 31, 2021

	1 year	5 years	10 years

Class I before taxes	21.77%	3.46%	5.12%
Class I after taxes on distributions	20.32%	3.00%	4.02%
Class I after taxes on distributions and sale of shares	13.14%	2.51%	3.61%
Investor Class before taxes[1]	21.20%	3.05%	N/A
S&P 500 Index (no deduction for fees, expenses or taxes)[2]	28.71%	18.47%	16.55%
Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)[3]	40.17%	-2.70%	-0.26%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
In certain cases, the figure representing return “after taxes on distributions and sale of shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.